EARNINGS PER SHARE (Details)	10 Months Ended	12 Months Ended
	Oct. 31, 2016 CNY (¥)	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2016 $ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2015 $ / shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income from continuing operations		¥ 142,191,365	$ 21,854,412	¥ 990,235,555		¥ 766,539,314
Net income from discontinued operations				1,001,564,260		93,759,774
Total net income		142,191,365	21,854,412	1,991,799,815		860,299,088
Net income from continuing operations		142,191,365	21,854,412	990,235,555		766,539,314
Less: Net (loss)/income attributable to non-controlling interests from continuing operations		485,676	74,647	(432,541)		(63,348)
Net income attributable to JinkoSolar’s ordinary shareholders from continuing operations		141,705,689		990,668,096		766,602,662
Net income from discontinued operations				1,001,564,260		93,759,774
Less: Net income attributable to non-controlling interests from discontinued operations				6,044,451		4,270,460
Less: Accretion to redemption value of redeemable non-controlling interests from discontinued operations				159,477,930		172,340,442
Net income/(loss) attributable to JinkoSolar’s ordinary shareholders from discontinued operations	¥ 1,001,564,260					93,759,774
Net income attributable to JinkoSolar’s ordinary shareholders from continuing operations		¥ 141,705,689		¥ 990,668,096		¥ 766,602,662
Denominator for basic earnings per share - weighted average number of ordinary shares outstanding | shares		128,944,330	128,944,330	125,870,272		124,618,416
Denominator for diluted calculation - weighted average number of ordinary shares outstanding | shares		131,687,230	131,687,230	130,590,441		127,802,961
Continuing operations:
Basic earnings per share attributable to JinkoSolar's ordinary shareholders from continuing operations | (per share)		¥ 1.1	$ 0.17	¥ 7.87		¥ 6.15
Diluted earnings per share attributable to JinkoSolar's ordinary shareholders from continuing operations | (per share)		1.08	0.17	7.63		6
Discontinued operations
Basic earnings/(loss) per share attributable to JinkoSolar's ordinary shareholders from discontinued operations | (per share)				6.64	$ 6.64	(0.66)	$ (0.66)
Diluted earnings/(loss) per share attributable to JinkoSolar's ordinary shareholders from discontinued operations | (per share)				¥ 6.4	$ 6.4	¥ (0.65)	$ (0.65)
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares		341,469	341,469
Continuing Operations [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Numerator for diluted income per share for continuing operations		¥ 141,705,689		¥ 996,810,757		¥ 766,602,662
Discontinued Operations [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income/(loss) attributable to JinkoSolar’s ordinary shareholders from discontinued operations		0		836,041,879		(82,851,128)
Numerator for diluted income per share for continuing operations		0		836,041,879		(82,851,128)
2016 Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Interest expense add back on assumed conversion of convertible senior notes		¥ 0		¥ 6,142,661
Incremental shares on assumed conversion of convertible notes | shares		0	0	2,474,074		0
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Incremental shares on assumed conversion of convertible notes | shares		2,742,900	2,742,900	2,246,095		3,184,545